Basis of Semiannual Condensed Consolidated Financial Statements [Text Block] (Policies)	6 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Description of Business [Policy Text Block]

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 18 for more information by business segment.

Basis of Financial Statements [Policy Text Block]

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2015. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes [Policy Text Block]

Accounting Changes

Accounting for Investments in Qualified Affordable Housing Projects—In January 2014, the Financial Accounting Standards Board (“FASB”) issued guidance on accounting for investments by a reporting entity in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. The guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). For those investments in qualified affordable housing projects not accounted for using the proportional amortization method, the investment should be accounted for as an equity method investment or a cost-method investment. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The MUFG Group adopted this guidance on April 1, 2015, and there was no material impact on its financial position and results of operations.

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure—In January 2014, the FASB issued guidance that clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosures of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2015, and there was no material impact on its financial position and results of operations.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity—In April 2014, the FASB issued new guidance that changes the requirements for reporting discontinued operations. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component of an entity or group of components of an entity meets certain criteria to be classified as held for sale or is disposed of. This guidance requires an entity to present, for each comparative period, the assets and liabilities of a disposal group that includes a discontinued operation separately in the asset and liability sections, respectively, of the statement of financial position and additional disclosures about discontinued operations. Also, this guidance requires an entity to provide disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation in the financial statements. This guidance is effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years and all businesses that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The MUFG Group adopted this guidance on April 1, 2015, and there was no material impact on its financial position and results of operations.

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures—In June 2014, the FASB issued new guidance which changes the accounting for both repurchase-to-maturity transactions and repurchase financing arrangements. The guidance also requires an entity to disclose information about certain transactions accounted for as a sale in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets through an agreement with the same counterparty, and information about repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. This guidance is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirement about repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings, that is effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The MUFG Group adopted this guidance on April 1, 2015, and there was no material impact on its financial position and results of operations. See Note 9 for further details of the disclosures required by this guidance.

Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure—In August 2014, the FASB issued new guidance which requires that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met: (1) The loan has a government guarantee that is not separable from the loan before foreclosure, (2) at the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim and (3) at the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The MUFG Group adopted this guidance on April 1, 2015, and there was no material impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements [Policy Text Block]

Recently Issued Accounting Pronouncements

Revenue from Contracts with Customers—In May 2014, the FASB issued new guidance which supersedes the current revenue recognition requirements, including most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfers of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and changes in judgments, and assets recognized from the costs incurred to obtain or fulfill a contract. This guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. In August 2015, the FASB issued new guidance which defers the effective date of the new guidance on revenue from contracts with customers by one year. Early adoption is permitted, but not before the original effective date. The MUFG Group is currently evaluating what effect these guidances will have on its financial position and results of operations.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity—In August 2014, the FASB issued new guidance that clarifies the measurement of the financial assets and financial liabilities of a consolidated collateralized financing entity. A reporting entity that consolidates a collateralized financing entity within the scope of this guidance may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in this guidance or existing guidance on fair value measurement. When a reporting entity elects the measurement alternative included in this guidance for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption of this guidance is permitted as of the beginning of an annual period. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity—In November 2014, the FASB issued new guidance which clarifies that an entity should consider all relevant terms and features including the embedded derivative feature being evaluated for bifurcation when evaluating the nature of a host contract in a hybrid financial instrument that is issued in the form of a share, and no single term or feature would necessarily determine the economic characteristics and risks of the host contract. The guidance also clarifies that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendments to the Consolidation Analysis—In February 2015, the FASB issued new guidance which amends the consolidation analysis under the current consolidation guidance. The amendments change the VIE analysis for limited partnerships and similar legal entities, the criteria for evaluating whether fees paid to a decision maker or a service provider are a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination, and the consolidation evaluation for certain investment funds. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early application is permitted. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Simplifying the Presentation of Debt Issuance Costs—In April 2015, the FASB issued new guidance which simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of this guidance is permitted for financial statements that have not been previously issued. In August 2015, the FASB issued further guidance which permits an entity to defer and present debt issuance costs related to a line-of-credit arrangement as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The MUFG Group does not expect that the adoption of these guidances on the presentation and subsequent measurement of debt issuance costs will have a material impact on its financial position and results of operations.

Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement—In April 2015, the FASB issued new guidance which simplifies the accounting for cloud computing arrangements by requiring that if a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. This guidance does not change customer’s accounting for service contracts. This guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption of this guidance is permitted. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—In May 2015, the FASB issued new guidance which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Instead, a reporting entity is required to provide the amount measured using that practical expedient to permit reconciliation of the fair value of investments included in the fair value hierarchy to the line items presented in the balance sheet. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. This guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Earlier application is permitted. This new guidance will only affect the MUFG Group’s fair value hierarchy disclosures, and will not affect the MUFG Group’s financial position and results of operations.

Simplifying the Accounting for Measurement-Period Adjustments—In September 2015, the FASB issued new guidance which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period, including the related prior period impact on depreciation, amortization, and other income statement items, in the reporting period in which the adjustment amounts are determined. This guidance also requires an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. Early application is permitted for financial statements that have not been issued. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Recognition and Measurement of Financial Assets and Financial Liabilities—In January 2016, the FASB issued new guidance which amends recognition and measurement of financial assets and financial liabilities under the current guidance. The amendments in this guidance make targeted improvements to the current guidance as follows:

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Require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

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Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value.

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Eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet.

•	Require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

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Require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

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Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements.

•	Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Regarding with the requirement to an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk, early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued are permitted as of the beginning of the fiscal year of adoption. Except for the early application guidance discussed above, early adoption of the amendments in this guidance is not permitted. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.